CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (866,554)	$ (1,021,568)	$ (1,426,102)	$ (958,282)
Change in net loss to net cash used in operating activities:
Depreciation and amortization expense	985	488	656	445
Amortization of debt discount	12,342	77,889	77,889	44,726
Fair value of stock options vested	11,184
Common stock issued for services	1,880	2,201	5,148
Changes in operating assets and liabilities:
Accounts receivable	(6,939)
Inventory		(26,650)
Other liabilities	(4,491)	(11,157)	(12,593)	6,494
Prepaid expenses and other current assets	(7,868)	4,524	(3,570)	(10,972)
Accounts payable and accrued expenses	124,150	247,271	213,982	43,946
Accounts payable - related party	(31,900)		31,900
NET CASH USED IN OPERATING ACTIVITIES	(767,211)	(727,002)	(1,112,690)	(873,643)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,005)		(1,143)	(1,957)
NET CASH USED IN INVESTING ACTIVITIES	(1,005)		(1,143)	(1,957)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable	380,000	964,120	964,120	1,015,000
Proceeds from related party loans	247,000	50,000	50,000
Payments of related party loans		(34,252)	(34,252)	(34,653)
Proceeds from the sale of common stock for cash				100,000
Advance on notes payable				50,000
Capital contribution - related party	154
NET CASH PROVIDED BY FINANCING ACTIVITIES	627,154	979,868	979,868	1,130,347
Effect of exchange rate changes on cash	(29)
NET CHANGE IN CASH	(141,091)	252,866	(133,965)	254,747
CASH AT BEGINNING OF THE PERIOD	163,563	297,528	297,528	42,781
CASH AT END OF THE PERIOD	22,472	550,394	163,563	297,528
Supplemental Disclosure of Cash Flow Information
Cash paid for interest			3,615	2,591
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Discounts related to warrants issued in connection with convertible debentures		2,604	2,604	2,131
Conversion of convertible notes and accrued interest to common stock		$ 2,275,050	$ 2,275,050
Financing fees payable to a related party related to the issuance of convertible debentures	$ 18,400